SHAREHOLDERS' EQUITY - Preference Shares (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0